Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000236584 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000236584 | Advanced Micro Devices Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236584 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236584 | Renesas Electronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236584 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236584 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236584 | Arista Networks Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236584 | Texas Instruments Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236584 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236584 | Check Point Software Technologies Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236584 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000236584 | InvestmentType_Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000236584 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236584 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000236584 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000236584 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000236584 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000236584 | Prepackaged Software
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000236584 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000236584 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236584 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236584 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000236584 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220758 | Albany International Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000220758 | Moog Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220758 | The Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220758 | Ducommun Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220758 | Hexcel Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220758 | RTX Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220758 | L3Harris Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220758 | Lockheed Martin Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220758 | Mercury Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220758 | Textron Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220758 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000220758 | InvestmentType_Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220758 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000220758 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220758 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000220758 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000220758 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000220758 | Aviation: Parts and Services
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000220758 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000220752 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220752 | SuRo Capital Corp., BDC
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220752 | Cohen & Steers Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220752 | S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220752 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220752 | Moody's Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220752 | KKR & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220752 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220752 | Rocket Companies Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220752 | Fiserv Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220752 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000220752 | InvestmentType_Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000220752 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000220752 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220752 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000220752 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220752 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000220752 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	78.80%
C000220752 | Banking
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000220752 | Closed-End Funds_Industry
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220752 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220751 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220751 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000220751 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220751 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000220751 | Applied Materials Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000220751 | GE Vernova Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220751 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220751 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220751 | Amphenol Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220751 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220751 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000220751 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000220751 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000220751 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000220751 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000220751 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220751 | Information Technology - Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000220751 | Information Technology - Software and Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000220751 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000220751 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000220751 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000220751 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000264100 | SoftBank Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000264100 | Rogers Communications Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.59%)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264100 | Garrett Motion Holdings Inc./Garrett LX I Sarl
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000264100 | Knife River Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264100 | Celanese US Holdings LLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264100 | Phinia Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264100 | Industrial F&B Investments III Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264100 | Iron Mountain Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264100 | Alumina Pty Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264100 | Qnity Electronics Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264100 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000264100 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000264100 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000264100 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000264100 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000264100 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000264100 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000264100 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000264100 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000264100 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000264100 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000264100 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000264100 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000264100 | Food & Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000220756 | GE Vernova Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220756 | Cummins Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220756 | Valmont Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220756 | IDACORP Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220756 | Crown Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220756 | Weyerhaeuser Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220756 | Xylem Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220756 | AZZ Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220756 | Arcosa Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220756 | Sensient Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220756 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000220756 | InvestmentType_Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220756 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000220756 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000220756 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000220756 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000220756 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000220756 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000220756 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000220756 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220756 | Automotive Parts and Accessories
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220756 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220756 | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000269470 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000269470 | Atlanta Braves Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000269470 | Liberty Media Corp.-Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000269470 | Madison Square Garden Entertainment Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000269470 | Manchester United plc
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000269470 | Liberty Live Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000269470 | TKO Group Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000269470 | Rogers Communications Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000269470 | The Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000269470 | Churchill Downs Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000269470 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000269470 | InvestmentType_Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000269470 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000269470 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000269470 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000269470 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000269470 | Sports
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000269470 | Live Entertainment
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000269470 | Media
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000265130 | Qnity Electronics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000265130 | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000265130 | Solstice Advanced Materials Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000265130 | Select Water Solutions Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000265130 | Ralliant Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000265130 | Virtu Financial Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000265130 | Douglas Dynamics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000265130 | Concentra Group Holdings Parent Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000265130 | Spectrum Brands Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000265130 | Fifth Third Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000265130 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000265130 | InvestmentType_Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000265130 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000265130 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000265130 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000265130 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000265130 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000265130 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000265130 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000265130 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000265130 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000265130 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000265130 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%